Commitments and Contingencies (Details) $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Commitments and Contingencies [Line Items]
Indemnities amounting	$ 1,174
Performance Guarantee [Member]
Commitments and Contingencies [Line Items]
Commitments totaling	10,786	$ 13,928	$ 8,409	$ 11,276
Executive Officer [Member]
Commitments and Contingencies [Line Items]
Indemnities amounting	$ 8,760	$ 11,312	$ 6,460	$ 8,663